Acquisitions - Fair Value of Consideration Transferred, Noncontrolling Interest Equity Value, and Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 26, 2021	Oct. 12, 2020	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2021	Mar. 31, 2021	Dec. 31, 2020
Liabilities assumed:
Goodwill			$ 0	$ 0	$ 0	$ 14,071	$ 8,444
FoA Equity
Consideration transferred:
Total cash consideration		$ 342,270
Blocker rollover equity		221,811
Seller earnout contingent consideration		160,272
Tax receivable agreement obligations to the seller		31,950
Total consideration transferred		756,303
Noncontrolling interest		1,658,545
Total equity value		2,414,848
Assets acquired:
Cash and cash equivalents		336,075
Restricted cash		305,292
Loans held for sale, at fair value		2,140,361
MSR, at fair value		267,364
Fixed assets and leasehold improvements, net		26,079
Intangible assets, net		717,700
Other assets, net		404,864
Total assets acquired		20,660,914
Liabilities assumed:
Payables and other liabilities		669,048
Notes payable, net		353,924
Total liabilities assumed		19,517,390
Net identifiable assets acquired		1,143,524
Goodwill		1,271,324
Business combination goodwill deductible for tax purposes		85,200
Cash payment		342,270
Transaction expenses related to acquisition		5,000
Payment and expenses incurred on close of business acquisition		29,000
FoA Equity | Phantom Share Unit Holders
Consideration transferred:
Total cash consideration		24,000
Liabilities assumed:
Cash payment		24,000
FoA Equity | Broker Relationships
Assets acquired:
Intangible assets		530,900
FoA Equity | Loans held for investment, subject to HMBS related obligations
Assets acquired:
Loans held for investment, at fair value		10,071,192
FoA Equity | Loans held for investment, subject to nonrecourse debt
Assets acquired:
Loans held for investment, at fair value		5,291,443
FoA Equity | Loans held for investment
Assets acquired:
Loans held for investment, at fair value		1,100,544
FoA Equity | HMBS related obligations
Liabilities assumed:
Financial liabilities		9,926,131
FoA Equity | Nonrecourse debt
Liabilities assumed:
Financial liabilities		5,227,942
FoA Equity | Other financing lines of credit
Liabilities assumed:
Financial liabilities		$ 3,340,345
Renovate America, Inc.
Consideration transferred:
Total consideration transferred	$ 43,500
Assets acquired:
Loans held for sale, at fair value	35,226
Other assets, net	753
Total assets acquired	43,496
Liabilities assumed:
Goodwill	5,627
Renovate America, Inc. | Technology
Assets acquired:
Intangible assets	$ 1,890